[LOGO OF EATON VANCE MUTUAL FUNDS APPEARS HERE]

Investing                                     [PHOTO OF CALCULATOR APPEARS HERE]
 for the
  21st
Century(R)


     Semiannual Report June 30, 1998


[PHOTO OF FLAG APPEARS HERE]       EATON VANCE
                                    UTILITIES
                                      FUND




                                   Eaton Vance
                      Global Management-Global Distribution



[PHOTO OF STOCK EXCHANGE APPEARS HERE]

Eaton Vance Utilities Fund as of June 30, 1998

--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

[PHOTO OF TIMOTHY P. O'BRIEN PORTFOLIO MANAGER APPEARS HERE]

Timothy P. O'Brien
Portfolio Manager

Investment Environment
--------------------------------------------------------------------------------
    The Economy

 .   In the first half of 1998, the U.S. economy continued to benefit from a confluence of favorable trends, including good growth, historically low unemployment, and tame inflation.

 .   Gross Domestic Product increased by a moderate 1.4% in the second quarter, while the unemployment rate declined from 4.7% in December, 1997, to 4.5% in June, 1998. On the inflation front, the Consumer Price Index rose just 1.6% in the year ended June, 1998.

 .   Investors continue to evaluate the potential effect of the Asian economic crisis on the U.S. economy. Thus far in 1998, lower prices for Asian imports have led to lower prices for imported manufactured goods, contributing to already low inflation.

    The Stock Market

 .   The U.S. stock market surged to record levels in the first six months of the year, with the S&P500 Index registering a total return of 17.7%.* The market's strength reflected the favorable economic backdrop, a good earnings outlook, and a continuing flight to quality among global investors.

 .   The S&P Utility Index rose 7.0%* The period was characterized by growing consolidation within the local phone and electric utility sectors. Among local access providers, regional Bell operating companies sought to forge strategic alliances in an increasingly competitive market. Meanwhile, among electric utilities, portfolio holding Long Island Lighting merged with Brooklyn Union Gas Co., while Sierra Pacific Resources announced plans to merge with Nevada Power Company.

 .   The telecom sector was marked by efforts to merge the technologies of cable,
    Internet and long distance phone services. Worldcom, Inc. received conditional approval in Europe and the U.S. to purchase MCI Communications Corp., while AT&T announced plans to purchase cable television leader Telecommunications, Inc.

The Fund
--------------------------------------------------------------------------------

    The Past Six Months

 .   During the six months ended June 30, 1998, the Fund's Class A shares had a total return of 15.1%. This return resulted from an increase in net asset value (NAV) to $9.53 per share on June 30, 1998 from $8.45 on December 31, 1997 and the reinvestment of $0.145 in dividends and $0.037 in capital gain distributions.1

 .   The Fund's Class B shares had a total return of 14.6% during the period, the result of an increase in NAV to $10.91 per share from $9.67 per share and the reinvestment of $0.127 in dividends and $0.037 in capital gain distributions.1

 .   The Fund's Class C shares had a total return of 14.7% during the period, the result of an increase in NAV to $11.53 per share from $10.19 per share and the reinvestment of $0.108 in dividends and $0.037 in capital gain distributions.1

 .   By comparison, the average total return for mutual funds in the Lipper
    Utility Funds Category was 8.4% for the same period.*

    Portfolio Strategy

 .   The Fund's outperformance was attributable, in part, to an increase in its exposure to European utilities. The Portfolio's largest holding, Energis, is a U.K.-based, long-distance fiber optic company. Foreign electric utilities included PowerGen PLC and National Grid Group PLC of the U.K., as well as Electricidade de Portugal. These companies have each benefited from surging economic growth in Europe.

 .   The Portfolio also added to its investments in the telecom sector. Regional
    Bell companies enjoyed increases in telephone lines, as well as demand for new services such as call waiting and phone mail. SBC Communications, Inc. announced plans to acquire Ameritech Corp. The combined company is expected to be a powerhouse phone service provider.

 .   The Portfolio benefited from a reduction of its investments in real estate investment trusts (REITs). The Portfolio's largest REIT holding, Excel Realty Trust, is retail-oriented. Excel recently announced plans to merge with New Plan Realty Trust.
--------------------------------------------------------------------------------
Fund Information                         ---------------------------------------
as of June 30, 1998                      Mutual fund shares are not insured by
                                         the FDIC and are not deposits or other
                                         obligations of, or guaranteed by, any
                                         depository institution. Shares are
                                         subject to investment risks, including
                                         possible loss of principal invested.
                                         ---------------------------------------
--------------------------------------------------------------------------------
Performance/2/                                      Class A  Class B  Class C
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                             26.7%    25.6%    25.1%
Five Years                                            9.3      N.A.     N.A.
Ten Years                                            12.3      N.A.     N.A.
Life of Fund+                                        14.2      9.7      9.3

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                                             19.4%    20.6%    24.1%
Five Years                                            8.0      N.A.     N.A.
Ten Years                                            11.6      N.A.     N.A.
Life of Fund+                                        13.8      9.4      9.3

Ten Largest Holdings/3/
--------------------------------------------------------------------------------

Energis                     11.9%
BellSouth Corp.              5.6
SBC Communications, Inc.     4.9
NIPSCO Industries, Inc.      4.0
National Grid Group PLC.     3.7
DQE, Inc.                    3.6
Pinnacle West Capital Corp.  3.5
MCI Communications Corp.     3.2
Excel Realty Trust, Inc.     3.1
DPL, Inc.                    3.0

/1/This return does not include the maximum 5.75% sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and C shares. /2/ Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC. /3/ As of 6/30/98; may not be representative of the Portfolio's current or future investments. The ten largest holdings accounted for 46.5% of the Portfolio's investments. *It is not possible to invest directly in an Index or Lipper Category.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

+ Inception Dates - Class A: 12/18/81; Class B: 11/1/93; Class C:11/1/93

Eaton Vance Utilities Fund  as of June 30, 1998

FINANCIAL STATEMENTS (Unaudited)
Statement of Assets and Liabilities


As of June 30, 1998
Assets
--------------------------------------------------------------------------------
Investment in Utilities Portfolio, at value
   (identified cost, $342,250,914)                                 $449,268,373
Receivable for Fund shares sold                                          55,953
Deferred organization expenses                                           16,002
--------------------------------------------------------------------------------
Total assets                                                       $449,340,328
--------------------------------------------------------------------------------

Liabilities
--------------------------------------------------------------------------------
Payable for Fund shares redeemed                                   $    518,400
Payable to affiliate for Trustees' fees                                   1,900
Other accrued expenses                                                  362,734
--------------------------------------------------------------------------------
Total liabilities                                                  $    883,034
--------------------------------------------------------------------------------
Net Assets                                                         $448,457,294
--------------------------------------------------------------------------------

Sources of Net Assets
--------------------------------------------------------------------------------
Paid-in capital                                                    $277,541,581
Accumulated undistributed net realized
   gain from Portfolio (computed on
   the basis of identified cost)                                     10,883,166
Accumulated undistributed net investment income                      53,015,088
Net unrealized appreciation of investments from Portfolio
   (computed on the basis of identified cost)                       107,017,459
--------------------------------------------------------------------------------
Total                                                              $448,457,294
--------------------------------------------------------------------------------

Class A Shares
--------------------------------------------------------------------------------
Net Assets                                                         $399,463,981
Shares Outstanding                                                   41,918,461
Net Asset Value and Redemption Price Per Share
   (net assets / shares of beneficial
    interest outstanding)                                          $       9.53
Maximum Offering Price Per Share
   (100 / 94.25 of $9.53)                                          $      10.11
--------------------------------------------------------------------------------

Class B Shares
--------------------------------------------------------------------------------
Net Assets                                                         $ 45,308,696
Shares Outstanding                                                    4,153,516
Net Asset Value, Offering Price and
   Redemption Price Per Share
   (net assets / shares of beneficial                              $      10.91
      interest outstanding)
--------------------------------------------------------------------------------

Class C Shares
--------------------------------------------------------------------------------
Net Assets                                                         $  3,684,617
Shares Outstanding                                                      319,700
Net Asset Value, Offering Price and
   Redemption Price Per Share
   (net assets / shares of beneficial                              $      11.53
      interest outstanding)
--------------------------------------------------------------------------------
On sales of $50,000 or more, the offering price of Class A shares is reduced.


Statement of Operations


For the Six Months Ended
June 30, 1998
Investment Income
--------------------------------------------------------------------------------
Dividends allocated from Portfolio
   (net of foreign taxes, $532,837)                                 $ 8,593,465
Interest allocated from Portfolio                                     1,272,933
Expenses allocated from Portfolio                                    (2,213,252)
--------------------------------------------------------------------------------
Net investment income from Portfolio                                $ 7,653,146
--------------------------------------------------------------------------------

Expenses
--------------------------------------------------------------------------------
Trustees fees and expenses                                          $     1,020
Distribution and service fees
   Class A                                                              421,059
   Class B                                                              216,594
   Class C                                                               18,991
Transfer and dividend disbursing agent fees                             323,560
Custodian fee                                                            18,293
Registration fees                                                         9,972
Legal and accounting services                                             8,164
Amortization of organization expenses                                     7,920
Printing and postage                                                      1,544
Miscellaneous                                                            23,491
--------------------------------------------------------------------------------
Total expenses                                                      $ 1,050,608
--------------------------------------------------------------------------------

Net investment income                                               $ 6,602,538
--------------------------------------------------------------------------------

Realized and Unrealized
Gain (Loss) from Portfolio
--------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified cost basis)                 $ 13,870,161
   Foreign currency transactions                                        (11,867)
--------------------------------------------------------------------------------
Net realized gain                                                  $ 13,858,294
--------------------------------------------------------------------------------

Change in unrealized appreciation (depreciation) --
   Investments                                                     $ 40,129,132
   Foreign currency                                                      (8,580)
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)               $ 40,120,552
--------------------------------------------------------------------------------

Net realized and unrealized gain                                   $ 53,978,846
--------------------------------------------------------------------------------

Net increase in net assets from operations                         $ 60,581,384
--------------------------------------------------------------------------------



                       See notes to financial statements

Eaton Vance Utilities Fund as of June 30, 1998

FINANCIAL STATEMENTS CONT'D
Statements of Changes in Net Assets




                               Six Months Ended
Increase (Decrease)            June 30, 1998      Year Ended
in Net Assets                  (Unaudited)        December 31, 1997
  --------------------------------------------------------------------
From operations --

   Net investment income        $   6,602,538         $  15,333,965
   Net realized gain               13,858,294            30,231,475
   Net change in
      unrealized appreciation
      (depreciation)               40,120,552            10,978,552
--------------------------------------------------------------------
Net increase in net assets
     from operations            $  60,581,384         $  56,543,992
--------------------------------------------------------------------
Distributions to
   shareholders --

   From net investment income
      Class A                   $  (6,205,266)        $ (14,226,568)
      Class B                        (541,849)                   --
      Class C                         (37,935)                   --
   From net realized gain
      Class A                      (1,582,078)          (52,023,235
      Class B                        (157,576)                   --
      Class C                         (12,962)                   --
   In excess of net realized gain
      Class A                              --            (1,753,904)
--------------------------------------------------------------------
Total distributions
   to shareholders              $  (8,537,666)        $ (68,003,707)
--------------------------------------------------------------------
Transactions in shares of
   beneficial interest --
   Proceeds from sale
      of shares
      Class A                   $   2,362,516         $  35,611,098
      Class B                       2,015,317                    --
      Class C                         314,850                    --
   Net asset value of
      shares issued to
      shareholders in
      payment of
      distributions declared
      Class A                       5,937,366            53,794,284
      Class B                         564,092                    --
      Class C                          43,019                    --
   Cost of shares redeemed
      Class A                     (25,599,290)         (109,462,155)
      Class B                      (4,772,508)                   --
      Class C                        (862,844)                   --

----------------------------------------------------------------------
Net decrease in net
   assets from Fund
   share transactions           $ (19,997,482)        $ (20,056,773)
----------------------------------------------------------------------
Contribution from EV
   Classic and Marathon
   Total Return Funds           $  45,953,631         $          --
----------------------------------------------------------------------

Net increase (decrease)
    in net assets               $  77,999,867         $ (31,516,488)
----------------------------------------------------------------------
At beginning of
   period                       $ 370,457,427         $ 401,973,915
----------------------------------------------------------------------
At end of period                $ 448,457,294         $ 370,457,427
----------------------------------------------------------------------

Accumulated undistributed
net investment income
included in net assets
----------------------------------------------------------------------
At end of period                $  53,015,088         $  53,129,951
----------------------------------------------------------------------

                       See notes to financial statements

Eaton Vance Utilities Fund as of June 30, 1998
FINANCIAL STATEMENTS CONT'D
Financial Highlights


                                           Six Months Ended                 Year Ended December 31,
                                           June 30, 1998        --------------------------------------------------
                                           (Unaudited)            1997      1996       1995     1994      1993
                                 -----------------------------  --------------------------------------------------
                                  Class A   Class B   Class C    Class A   Class A    Class A  Class A   Class A
------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                     $  8.450   $  9.670   $ 10.190  $ 8.770   $  9.130  $  7.630  $  9.140  $  9.360
------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------------
Net investment income            $  0.196   $  0.122   $  0.131  $  0.409  $  0.626  $  0.523  $  0.545  $  0.363
Net realized and unrealized
   gain (loss)                      1.066      1.282      1.354     0.887    (0.014)++  1.520    (1.667)    0.552
------------------------------------------------------------------------------------------------------------------
Total income (loss) from
   operations                    $  1.262   $  1.404   $  1.485  $  1.296  $  0.612  $  2.043  $ (1.122) $  0.915
------------------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------------------
From net investment income       $ (0.145)  $ (0.127)  $ (0.108) $  (0.331)$ (0.522) $ (0.364) $ (0.388) $ (0.465)
In excess of net investment            --         --         --        --        --    (0.039)       --        --
   income
From net realized gain             (0.037)    (0.037)    (0.037)   (1.243)   (0.450)   (0.078)       --    (0.654)
In excess of net realized gain         --         --         --    (0.042)       --    (0.062)       --    (0.016)
------------------------------------------------------------------------------------------------------------------
Total distributions              $ (0.182)  $ (0.164)  $ (0.145) $ (1.616) $ (0.972) $ (0.543) $ (0.388) $ (1.135)
------------------------------------------------------------------------------------------------------------------

Net asset value -- End of
   period                        $  9.530   $ 10.910   $ 11.530  $  8.450  $  8.770  $  9.130  $  7.630  $  9.140
------------------------------------------------------------------------------------------------------------------

Total Return /(1)/                  15.07%     14.63%     14.66%    16.18%     7.00%    27.52%   (12.28)%    9.49%
------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period        $399,464   $ 45,309   $  3,685  $370,457  $401,974  $457,879  $445,133  $629,514
   (000's omitted)
Ratios (As a percentage of
   average daily net assets):        1.42%+     2.19%+     2.20%+    1.13%     1.23%     1.19%     1.18%     1.11%
   Operating expenses /(2)/
   Interest expense                   --         --         --        --        --        --        --       0.20%
   Net investment income             3.12%+     2.36%+     2.36%+    4.06%     5.59%     4.49%     4.90%     4.64%
Portfolio turnover /(3)/              --         --         --        --        --        --        --         63%
------------------------------------------------------------------------------------------------------------------

Leverage Analysis /(4)/
------------------------------------------------------------------------------------------------------------------
Average daily balance of debt                                                                              $29,906
   outstanding during period
Average weekly balance of shares                                                                            61,377
   outstanding during period
Average amount of debt per share                                                                           $ 0.487
   during period
------------------------------------------------------------------------------------------------------------------

+     Annualized.
++ The per share amount is not in accordance with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
/(1)/ Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
/(2)/ Includes the Fund's share of its Portfolio's allocated expenses.
/(3)/ Portfolio Turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities. The portfolio turnover rate for the period since the Fund transferred all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.
/(4)/ The Leverage Analysis is for the period January 1 to October 27, 1993, when the Fund transferred the line of credit to the Portfolio. The analysis for all subsequent years and the six months ended June 30, 1998 is shown in the Portfolio's financial statements which are included elsewhere in this report.


                       See notes to financial statements

Eaton Vance Utilities Fund as of June 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited)


1 Significant Accounting Policies
  ------------------------------------------------------------------------------
  Eaton Vance Utilities Fund (the Fund), (formerly Eaton Vance Total Return
  Fund), is a non-diversified entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is a series of the Eaton Vance Special Investment Trust (the Trust). The Fund offers three classes of shares. Class A shares are sold subject to a sales charge imposed at the time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). All classes of shares have equal rights to assets and voting privileges. Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in the Utilities Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (100.0% at June 30, 1998). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

  A Investment Valuations -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

  B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

  C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary.

  D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reflected as a reduction of operating expenses on the Statement of Operations.

  E Deferred Organization Expenses -- Costs incurred by the Fund in connection with its organization, including registration costs are being amortized on the straight-line basis over five years.

  F Other -- Investment transactions are accounted for on a trade date basis.

  G Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

  H Interim Financial Information -- The interim financial statements relating to June 30, 1998 and the six month period then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
  ------------------------------------------------------------------------------
  The Fund's policy is to distribute monthly substantially all of the net investment income allocated to the Fund by the Portfolio (less the Fund's direct expenses) and to distribute at least annually substantially all of its net realized capital gains. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted

Eaton Vance Utilities Fund as of June 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


  accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in over distributions only for financial statement purposes are classified as distributions in excess of net investment income or net realized gain on investments. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
  ------------------------------------------------------------------------------
  The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (with no par value). Transactions in Fund shares were as follows:


                                        Six Months Ended
                                        June 30, 1998        Year Ended
    Class A                             (Unaudited)          December 31, 1997
  ------------------------------------------------------------------------------
   Sales                                         259,566             4,081,005
   Issued to shareholders electing to
     receive payment of distributions
     in Fund shares                              658,339             6,457,940

   Redemptions                                (2,821,315)          (12,559,429)
  ------------------------------------------------------------------------------

   Net decrease                               (1,903,410)           (2,020,484)
  ------------------------------------------------------------------------------


                                                               Six Months Ended
                                                               June 30, 1998
    Class B                                                    (Unaudited)
  ------------------------------------------------------------------------------
   Sales                                                               191,644

   Issued to shareholders electing to
     receive payment of distributions in
     Fund shares                                                        54,659

   Redemptions                                                        (457,833)
   Issued to EV Marathon Total Return
     Fund shareholders                                               4,365,046
  ------------------------------------------------------------------------------

   Net increase                                                      4,153,516
  ------------------------------------------------------------------------------


                                                             Six Months Ended
                                                             June 30, 1998
    Class C                                                  (Unaudited)
  ------------------------------------------------------------------------------
   Sales                                                                28,098

   Issued to shareholders electing to receive payment
     of distributions in Fund shares                                     3,938

   Redemptions                                                         (77,828)

   Issued to EV Classic Total Return
     Fund shareholders                                                 365,492

  ------------------------------------------------------------------------------

   Net increase                                                        319,700
  ------------------------------------------------------------------------------


4 Transactions with Affiliates
  ------------------------------------------------------------------------------
  Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $12,398 from the Eaton Vance Utilities Fund as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 1998.

  Certain of the officers and Trustees of the Fund and the Portfolio are officers and directors/trustees of the above organizations.

5 Distribution Plan
  ------------------------------------------------------------------------------
  The Fund has adopted distribution plans (Class B Plan and Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan (Class A Plan, the Plans). The Plans require the Fund to pay the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD) amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5.00% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) distribution fees

Eaton Vance Utilities Fund as of June 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited)  CONT'D


  calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $163,834 and $14,243 for Class B and Class C shares, respectively, to EVD for the six months ended June 30, 1998 representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares. At June 30, 1998, the amount of Uncovered Distribution Charges of EVD calculated under the Plan was approximately $533,632 and $750,892 for Class B and Class C shares, respectively.

  In addition, the Plans also authorize each Class to make payments of service fees to EVD, Authorized Firms and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class A (Service
  Plan), Class B and Class C shares for each fiscal year. The Trustees have initially implemented the Plans by authorizing the Fund to make quarterly payments of service fees to EVD and Authorized Firms in amounts not expected to exceed 0.25% per annum of the Fund's average daily net assets attributable to Class A and Class B shares based on the value of Fund shares sold by such persons and remaining outstanding for at least twelve months. The Class C Plan requires the Fund to make monthly payments of service fees in amounts not expected to exceed 0.25% of the Fund's average daily net assets attributable to Class C shares for any fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended June 30, 1998 amounted to $421,059, $52,760 and $4,748 for Class A, Class B and Class C shares, respectively.

6 Contingent Deferred Sales Charge
  ------------------------------------------------------------------------------
  A contingent deferred sales charge (CDSC) is imposed on any redemption of Class B shares made within six years of purchase. A CDSC of 1% is imposed on any redemption of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For Class B shares purchased prior to August 1, 1994, the CDSC was imposed at declining rates that begin at 6% in the first year of redemption after purchase, declining one percentage point each year. For Class B shares purchased on or after August 1, 1994, the CDSC is imposed at declining rates beginning at 5% in the first and second years of redemption after purchase, declining one percentage point in each subsequent year. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plans. CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $34,761 and $683 of CDSC paid by shareholders for Class B shares and Class C shares, respectively, for the six months ended June 30, 1998.

7 Investment Transactions
  ------------------------------------------------------------------------------
  Increases and decreases in the Fund's investments in the Portfolio for the six months ended June 30, 1998, aggregated $12,840,778 and $38,613,273, respectively.

8 Transfer of Net Assets
  ------------------------------------------------------------------------------
  On January 1, 1998, EV Traditional Total Return Fund acquired the net assets of EV Marathon Total Return Fund and EV Classic Total Return Fund pursuant to an Agreement and Plan of Reorganization dated June 23, 1997. In accordance with the agreement, EV Traditional Total Return Fund, at the closing, issued 4,365,046 Class B shares and 365,492 Class C shares of the Fund having an aggregate value of $42,228,739 and $3,724,892 respectively. As a result, the Fund issued one Class B share for each share of EV Marathon Total Return Fund and one Class C share for each share of EV Classic Total Return Fund. The transaction was structured for tax purposes to qualify as a tax free reorganization under the Internal Revenue Code. The EV Marathon Total Return Fund's and EV Classic Total Return Fund's net assets at the date of the transaction were $42,228,739 and $3,724,892, respectively, including $6,799,057 and $627,601 of unrealized appreciation. Directly after the merger, the combined net assets of the Eaton Vance Utilities Fund (formerly "EV Traditional Total Return Fund") were $416,411,058 with a net asset value of $8.45, $9.67, and $10.19 for Class A, Class B and Class C shares, respectively.

9 Name Change
  ------------------------------------------------------------------------------
  Effective January 1, 1998, EV Traditional Total Return Fund changed its name to Eaton Vance Total Return Fund. Effective May 1, 1998, Eaton Vance Total Return Fund changed its name to Eaton Vance Utilities Fund.

Utilities Portfolio as of June 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited)


Common Stocks -- 77.5%

Security                                            Shares              Value
--------------------------------------------------------------------------------

Broadcasting and Cable -- 0.7%
--------------------------------------------------------------------------------
Ovation, Inc.*+                                    285,787         $3,000,764
--------------------------------------------------------------------------------
                                                                   $3,000,764
--------------------------------------------------------------------------------

Drugs -- 0.9%
--------------------------------------------------------------------------------
Sepracor, Inc.*                                    100,000         $4,150,000
--------------------------------------------------------------------------------
                                                                   $4,150,000
--------------------------------------------------------------------------------

Electric Utilities -- 27.2%
--------------------------------------------------------------------------------
Cilcorp, Inc.                                      130,000         $6,240,000
Cleco Corp.                                        230,000          6,842,500
DPL, Inc.                                          750,000         13,593,750
DQE, Inc.                                          450,000         16,200,000
Electric de Portugal ADR                            80,000          3,685,000
Endesa S.A. ADR                                    100,000          2,162,500
National Grid Group PLC++                        2,450,000         16,514,715
Niagara Mohawk Power Corp.*                        300,000          4,481,250
NIPSCO Industries, Inc.                            650,000         18,200,000
Pinnacle West Capital Corp.                        350,000         15,750,000
PowerGen PLC++                                     650,000          9,001,525
Sierra Pacific Resources                           150,000          5,446,875
Southern Electric++                                450,000          4,155,795
--------------------------------------------------------------------------------
                                                                 $122,273,910
--------------------------------------------------------------------------------

Information Services -- 0.2%
--------------------------------------------------------------------------------
Informission Group, Inc.*++                        112,800         $1,043,197
--------------------------------------------------------------------------------
                                                                   $1,043,197
--------------------------------------------------------------------------------

Natural Gas Utilities -- 3.8%
--------------------------------------------------------------------------------
KN Energy, Inc.                                    235,000        $12,734,063
Marketspan Corp.                                   154,000          4,610,375
--------------------------------------------------------------------------------
                                                                  $17,344,438
--------------------------------------------------------------------------------

Oil and Gas - Exploration
and Production -- 2.1%
--------------------------------------------------------------------------------
EEX Corp.*                                         800,000         $7,500,000
Louis Dreyfus Natural Gas*                          50,000            946,875
Meridian Resource Corp.*                           130,000            918,125
--------------------------------------------------------------------------------
                                                                   $9,365,000
--------------------------------------------------------------------------------

Real Estate -- 0.5%
--------------------------------------------------------------------------------
Excel Legacy Corp.*                                485,000         $2,121,875
--------------------------------------------------------------------------------
                                                                   $2,121,875
--------------------------------------------------------------------------------


REITS -- 12.9%
--------------------------------------------------------------------------------
Annaly Mortgage, Inc. 144A                         350,000         $3,193,750
Criimi Mae, Inc.                                   450,000          6,243,750
Equity Office Properties Trust                     150,000          4,256,250
Excel Realty Trust, Inc.                           480,000         13,830,000
Ocwen Asset Investment Corp.                       183,600          3,040,875
Prime Group Realty Trust                           280,000          4,795,000
Prime Retail, Inc.                                  98,000          1,169,875
Security Capital US Realty Trust*                  600,000          7,980,000
Sunstone Hotel Investors, Inc.                     327,000          4,353,188
Tower Realty Trust, Inc.                           140,000          3,132,500
Vornado Realty Trust                               150,000          5,953,125
--------------------------------------------------------------------------------
                                                                  $57,948,313
--------------------------------------------------------------------------------

Telephone Utilities -- 29.2%
--------------------------------------------------------------------------------
Ameritech Corp.                                     60,000         $2,692,500
BellSouth Corp.                                    375,000         25,171,875
Comcast UK Cable Partners Ltd.*                    200,000          3,137,500
Energis*++                                       3,500,000         53,287,499
MCI Communications Corp.                           250,000         14,531,250
Orange PLC*++                                      300,000          3,178,470
SBC Communications, Inc.                           550,000         22,000,000
Worldcom, Inc.*                                    150,000          7,265,625
--------------------------------------------------------------------------------
                                                                 $131,264,719
--------------------------------------------------------------------------------

Total Common Stocks
   (identified cost $239,027,373)                                $348,512,216
--------------------------------------------------------------------------------

Convertible Preferred Stocks -- 9.1%

Security                                            Shares        Value
--------------------------------------------------------------------------------

Gas Utilities -- 2.8%
--------------------------------------------------------------------------------
El Paso Energy Capital Trust                       240,000        $12,720,000
--------------------------------------------------------------------------------
                                                                  $12,720,000
--------------------------------------------------------------------------------

REITS -- 1.4%
--------------------------------------------------------------------------------
Vornado Realty Trust                                40,000        $ 2,295,000
Walden Residential                                 130,000          3,705,000
--------------------------------------------------------------------------------
                                                                  $ 6,000,000
--------------------------------------------------------------------------------

                       See notes to financial statements

Utilities Portfolio  as of June 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Security                                           Shares            Value
--------------------------------------------------------------------------------

Telephone Utilities -- 4.9%
Intermedia Communications, Inc. 144A               225,000       $ 12,459,345
Omnipoint Corp.                                    200,000          9,650,000
--------------------------------------------------------------------------------
                                                                 $ 22,109,345
--------------------------------------------------------------------------------

Total Convertible Preferred Stocks
   (identified cost $32,676,722)                                 $ 40,829,345
--------------------------------------------------------------------------------

Warrants -- 0.1%

Security                                         Shares              Value
--------------------------------------------------------------------------------

REITS -- 0.1%
--------------------------------------------------------------------------------
Walden Residential Warrants*                       340,000       $    340,000
--------------------------------------------------------------------------------
                                                                 $    340,000
--------------------------------------------------------------------------------

Total Warrants
   (identified cost $0)                                          $    340,000
--------------------------------------------------------------------------------

Convertible Bonds -- 7.8%


                                               Principal
                                               Amount
Security                                       (000's omitted)       Value
--------------------------------------------------------------------------------
Bell Atlantic Financial Services, 144A,
  5.75%, 4/1/03                                   $  5,000       $  5,125,000

Loews Corp., 3.125%, 9/15/07                        10,000          9,237,500

Midcom Communications, 144A,
  8.25%, 8/15/03+++*                                10,000          1,637,500

National Grid Co., 4.25%, 2/17/08++                    800          1,494,253

Ovation, Inc., 9.75%, 2/23/01+                       2,500          2,500,000

Smartalk Teleservices, 144A,
  5.75%, 9/15/04                                    18,000         14,955,000
--------------------------------------------------------------------------------

Total Convertible Bonds
   (identified cost $47,561,531)                                 $ 34,949,253
--------------------------------------------------------------------------------

Corporate Bonds -- 3.0%

                                                 Principal
                                                 Amount
Security                                         (000's omitted)  Value
--------------------------------------------------------------------------------
Bank Plus Corp., 12.00%, 7/18/07                 $  10,625       $ 12,165,625
Orbital Sciences 144A, 5.00%, 10/1/02                1,000          1,493,750
--------------------------------------------------------------------------------

Total Corporate Bonds
   (identified cost $12,018,750)                                 $ 13,659,375
--------------------------------------------------------------------------------

Commercial Paper -- 0.6%

                                                  Principal
                                                  Amount
Security                                          (000's omitted) Value
--------------------------------------------------------------------------------
General Electric Capital Corp., 6.10%, 7/1/98     $  2,652       $  2,652,000
--------------------------------------------------------------------------------

Total Commercial Paper
   (amortized cost $2,652,000)                                   $  2,652,000
--------------------------------------------------------------------------------

Total Investments -- 98.1%
   (identified cost $333,936,376)                                $440,942,189
--------------------------------------------------------------------------------

Other Assets, Less Liabilities -- 1.9%                           $  8,326,208
--------------------------------------------------------------------------------


Net Assets -- 100%                                               $449,268,397
--------------------------------------------------------------------------------

ADR - American Depositary Receipt
*   Non-income producing security.
+ Valued in good faith at fair value using procedures approved by the Trustees (see note 1A of Notes to Financial Statements).
++  Foreign security.
+++ The issuer has filed for chapter 11 bankruptcy.


                       See notes to financial statements

Utilities Portfolio as of June 30, 1998

FINANCIAL STATEMENTS (Unaudited)
Statement of Assets and Liabilities

As of June 30, 1998
Assets
----------------------------------------------------------
Investments, at value
   (identified cost, $333,936,376)          $440,942,189
Cash                                               1,284
Receivable for investments sold                8,761,105
Dividends and interest receivable              3,041,503
Miscellaneous receivable                          15,213
Tax reclaim receivable                            54,680
Deferred organization expenses                       510
----------------------------------------------------------
Total assets                                $452,816,484
----------------------------------------------------------

Liabilities
----------------------------------------------------------
Payable for investments purchased           $  3,439,911
Payable to affiliate for Trustees' fees           11,080
Other accrued expenses                            97,096
----------------------------------------------------------
Total liabilities                           $  3,548,087
----------------------------------------------------------
Net Assets applicable to investors'
   interest in Portfolio                    $449,268,397
----------------------------------------------------------

Sources of Net Assets
----------------------------------------------------------
Net proceeds from capital
   contributions and withdrawals            $342,250,938
Net unrealized appreciation (computed
   on the basis of identified cost)          107,017,459
----------------------------------------------------------
Total                                       $449,268,397
----------------------------------------------------------


Statement of Operations

For the Six Months
Ended June 30, 1998
Investment Income
----------------------------------------------------------
Dividends (net of foreign taxes,
   $532,837)                                $  8,593,466
Interest                                       1,272,933
----------------------------------------------------------
Total investment income                     $  9,866,399
----------------------------------------------------------

Expenses
----------------------------------------------------------
Investment adviser fee                      $  1,424,166
Trustees fees and expenses                        21,055
Custodian fee                                    118,986
Legal and accounting services                     32,667
Amortization of organization expenses              2,082
Interest expense                                 614,296
----------------------------------------------------------
Total expenses                              $  2,213,252
----------------------------------------------------------

Net investment income                       $  7,653,147
----------------------------------------------------------

Realized and Unrealized
Gain (Loss)
----------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                           $ 13,870,161
   Foreign currency transactions                 (11,867)
----------------------------------------------------------
Net realized gain                           $ 13,858,294
----------------------------------------------------------

Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)      $ 40,129,132
   Foreign currency                               (8,580)
----------------------------------------------------------
Net change in unrealized appreciation
   (depreciation)                           $ 40,120,552
----------------------------------------------------------

Net realized and unrealized gain            $ 53,978,846
----------------------------------------------------------

Net increase in net assets from
   operations                               $ 61,631,993
----------------------------------------------------------


                       See notes to financial statements

Utilities Portfolio as of June 30, 1998

FINANCIAL STATEMENTS CONT'D
Statements of Changes in Net Assets



                                          Six Months  Ended
Increase (Decrease)                       June 30, 1998       Year Ended
in Net Assets                             (Unaudited)         December 31, 1997
--------------------------------------------------------------------------------
From operations --
   Net investment income                      $   7,653,147       $  18,943,635
   Net realized gain                             13,858,294          34,486,025
   Net change in unrealized
      appreciation (depreciation)                40,120,552          12,004,904
--------------------------------------------------------------------------------
Net increase in net assets
   from operations                            $  61,631,993       $  65,434,564
--------------------------------------------------------------------------------
Capital transactions --
   Contributions                              $  12,840,778       $  47,969,480
   Withdrawals                                  (38,613,273)       (155,062,140)
--------------------------------------------------------------------------------
Net decrease in net assets from
   capital transactions                       $ (25,772,495)      $(107,092,660)
--------------------------------------------------------------------------------

Net increase (decrease)
    in net assets                             $  35,859,498       $ (41,658,096)
--------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------
At beginning of period                        $ 413,408,899       $ 455,066,995
--------------------------------------------------------------------------------

At end of period                              $ 449,268,397       $ 413,408,899
--------------------------------------------------------------------------------


                       See notes to financial statements

Utilities Portfolio  as of June 30, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                        Six Months
                                        Ended                             Year Ended December 31,
                                        June 30, 1998   --------------------------------------------------------------
                                        (Unaudited)        1997         1996         1995         1994          1993*
----------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
----------------------------------------------------------------------------------------------------------------------
Expenses                                     1.02%+       0.75%        0.85%        0.84%        0.85%         0.91%+
Net investment income                        3.52%+       4.42%        5.94%        4.83%        5.22%         4.57%+
Portfolio turnover                             30%         169%         166%         103%         107%           16%
----------------------------------------------------------------------------------------------------------------------


Leverage Analysis:
----------------------------------------------------------------------------------------------------------------------
Average daily balance of debt
   outstanding during
   period (000's omitted)                 $21,699       $  922       $  217       $  232       $3,137       $15,452
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's
   omitted)                               $449,268      $413,409     $455,067     $521,670     $505,567     $636,567
----------------------------------------------------------------------------------------------------------------------

+ Annualized.
* For the period from the start of business, October 28, 1993, to December 31, 1993.


                       See notes to financial statements

Utilities Portfolio  as of June 30, 1998
NOTES TO FINANCIAL STATEMENTS (Unaudited)





1 Significant Accounting Policies

--------------------------------------------------------------------------------
   Utilities Portfolio (the Portfolio), (formerly the Total Return Portfolio), is registered under the Investment Company Act of 1940 as a diversified open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

   A Investment Valuations -- Securities listed on securities exchanges or in the NASDAQ National Market are valued at closing sales prices or, if there has been no sale, at the mean between the closing bid and asked prices. Unlisted securities are valued at the mean between the latest available bid and asked prices. Options and financial futures contracts are valued at the last sale price, as quoted on the principal exchange or board of trade on which such options or contracts are traded or, in the absence of a sale, the mean between the last bid and asked prices. Short-term obligations, maturing in 60 days or less, are valued at amortized cost, which approximates value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Securities for which market quotations are unavailable are appraised at their fair value as determined in good faith by or at the direction of the Trustees.

   B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Dividend income may include dividends that represent returns of capital for federal income tax purposes.

   C Income Taxes -- The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

   D Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates are not separately disclosed.

   E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

   F Option Accounting Principles -- Upon the writing of a covered call option, an amount equal to the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written in accordance with the Portfolio's policies on investment valuations discussed above. Premiums received from writing call options which expire are treated as realized gains. Premiums received from writing call options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. The Portfolio, as writer of a call option, may have no control over whether the underlying securities may be sold and, as a result, bears the market

Utilities Portfolio  as of June 30, 1998
NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


   risk for an unfavorable change in the price of the securities underlying the written option.

   G Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit an amount ("initial margin") either in cash or securities equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates, security prices, commodity prices or currency exchange rates. Should interest rates, security prices, commodity prices or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize for book purposes a gain or loss equal to the difference between the value of the financial futures contract to sell and the financial futures contract to buy.

   H Delayed Delivery Transactions -- The Portfolio may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place at a period in time after the date of the transaction. At the time the transaction is negotiated, the price of the security that will be delivered and paid for is fixed. Losses may arise due to changes in the market value of the underlying securities if the counterparty does not perform under the contract.

   I Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

   J Other -- Investment transactions are accounted for on a trade date basis.

   K Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

   L Interim Financial Information -- The interim financial statements relating to June 30, 1998 and the six month period then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates
  ------------------------------------------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets. For the six months ended June 30, 1998, the fee was equivalent to 0.65% (annualized) of the Portfolio's average daily net assets for such period and amounted to $1,424,166. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 1998, no significant amounts have been deferred.

3  Investment Transactions
  ------------------------------------------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $138,213,572 and $185,921,318, respectively.

4  Federal Income Tax Basis of Investments
  ------------------------------------------------------------------------------
   The cost and unrealized appreciation/depreciation in value of the investments owned at June 30, 1998, as computed on a federal income tax basis, were as follows:


   Aggregate cost                     $333,936,376
   ---------------------------------------------------
   Gross unrealized appreciation     $  22,203,105

   Gross unrealized depreciation       (15,197,292)
   ---------------------------------------------------


   Net unrealized appreciation        $107,005,813
   ---------------------------------------------------

Utilities Portfolio  as of June 30, 1998


NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D



5  Line of Credit
  ------------------------------------------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $100 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above the eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter.


6  Financial Instruments
  ------------------------------------------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At June 30, 1998 there were no outstanding obligations under these financial instruments.

7  Name Change
  ------------------------------------------------------------------------------
   Effective May 1, 1998, the Total Return Portfolio changed its name to the Utilities Portfolio.

Eaton Vance Utilities Fund  as of June 30, 1998

INVESTMENT MANAGEMENT

Eaton Vance Utilities Fund
              Officers                     Trustees
              James B. Hawkes              M. Dozier Gardner
              President and Trustee        Vice Chairman, Eaton
                                           Vance Management
              Edward E. Smiley, Jr.
              Vice President               Donald R. Dwight
                                           President, Dwight Partners, Inc.
              James L. O'Connor
              Treasurer                    Samuel L. Hayes, III
                                           Jacob H. Schiff Professor of Investment
              Alan R. Dynner               Banking, Harvard University Graduate
              Secretary                    School of Business Administration

                                           Norton H. Reamer
                                           Chairman and Chief Executive Officer,
                                           United Asset Management Corporation

                                           John L. Thorndike
                                           Formerly Director, Fiduciary Company
                                           Incorporated

                                           Jack L. Treynor
                                           Investment Adviser and Consultant


Utilities Portfolio

              Officers                     Independent Trustees
              M. Dozier Gardner            Donald R. Dwight
              President and Trustee        President, Dwight Partners, Inc.

              James B. Hawkes              Samuel L. Hayes, III
              Vice President and Trustee   Jacob H. Schiff Professor of Investment
                                           Banking, Harvard University Graduate
              Timothy O'Brien              School of Business Administration
              Vice President and
              Portfolio Manager            Norton H. Reamer
                                           Chairman and Chief Executive Officer,
              James L. O'Connor            United Asset Management Corporation
              Treasurer
                                           John L. Thorndike
              Alan R. Dynner               Formerly Director, Fiduciary Company
              Secretary                    Incorporated

                                           Jack L. Treynor
                                           Investment Adviser and Consultant




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Investment Adviser of
Utilities Portfolio
Boston Management and Research
24 Federal Street
Boston, MA 02110

Administrator of
Eaton Vance Utilities Fund
Eaton Vance Management
24 Federal Street
Boston, MA 02110

Principal Underwriter
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260

Custodian
Investors Bank & Trust Company
200 Clarendon Street, 16th Floor
Boston, MA 02116

Transfer Agent
First Data Investor Services Group
Attention:  Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123




Eaton Vance Utilities Fund
24 Federal Street
Boston, MA 02110




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This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
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UFSRC-2/98